Property, plant and equipment Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 62,007	$ 56,307
Right of use assets – leased	875	1,065
Net book value	$ 62,882	$ 57,372